EQUITY	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY
NOTE 11 – EQUITY
TIP Inc. Capital Structure
TIP Inc.’s authorized share structure consists of two classes of shares, namely Common Shares and one Special Voting Share as follows:
TIP Inc. Common Shares:
TIP Inc. is authorized to issue an unlimited number of Common Shares with no par value. As of December 31, 2019, TIP Inc. had 58,451,931 Common Shares outstanding, reflecting an increase of 738,095 Common Shares issued during the year ended December 31, 2019 as a result of the issuances of Common Shares in January and July 2019 for vested RSUs, the issuance of Common Shares in May 2019 pursuant to TIP Inc.’s dividend reinvestment plan, and Class C Units being redeemed for Common Shares. Holders of Common Shares are entitled to one vote for each share held on matters submitted to a vote of shareholders. Holders of Common Shares and the Special Voting Share, described below, vote together as a single class, except as provided in the
BCBCA, by law or by stock exchange rules.
Holders of Common Shares are entitled to receive dividends as and when declared by the board of directors of TIP Inc. In the event of the dissolution, liquidation or winding-up
of TIP Inc., whether voluntary or involuntary, or any other distribution of assets of TIP Inc. among its shareholders for the purpose of winding up its affairs, the holders of Common Shares shall be entitled to receive the remaining property and assets of TIP Inc. after satisfaction of all liabilities and obligations to creditors of TIP Inc. and after $1.00 Canadian dollar (“C$”) is distributed to the holder of the Special Voting Share.

In connection with the Arrangement Agreement, certain holders of Common Shares and Class C Units entered into lock-up
agreements with TIP Inc. (the
“Lock-Up
Agreements”). Pursuant to the
Lock-Up
Agreements, each
locked-up
shareholder and unitholder agreed that it would not during specified periods, without the prior written consent of TIP Inc., sell, assign, pledge, dispose of, or transfer any equity securities of TIP Inc. or Trilogy LLC, or enter into any swap, forward or other arrangement that transfers all or a portion of the economic consequences associated with the ownership of Common Shares or Class C Units.
As of December 31, 2018, 5,748,383 Common Shares were
locked-up,
pursuant to
Lock-Up
Agreements, which expired on February 7, 2019. There were no Common Shares subject to lock-up
as of December 31, 2019.
As of December 31, 2019, TIP Inc. holds a 68.9% economic ownership interest in Trilogy LLC through its wholly owned subsidiary, Trilogy International Partners Intermediate Holdings Inc. (“Trilogy Intermediate Holdings”). The 0.2% increase in TIP Inc.’s economic ownership interest in Trilogy LLC during the year ended December 31, 2019 is primarily attributable to the issuance of Common Shares in January and July 2019 for vested RSUs.
Forfeitable Founders Shares:
At December 31, 2019, the Company had 1,675,336 Common Shares (“Forfeitable Founders Shares”) issued and outstanding that are subject to forfeiture on February 7, 2022, unless the closing price of Common Shares exceeds C$13.00 (as adjusted for stock splits or combinations, stock dividends, reorganizations, or recapitalizations) for any 20 trading days within a 30 trading-day
period.
Special Voting Share of TIP Inc.:
TIP Inc. has one issued and outstanding Special Voting Share held by a trustee. Holders of Class C Units, as described below, are entitled to exercise voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Class C Unit held. At such time as there are no Class C Units outstanding, the Special Voting Share shall be redeemed and cancelled for C$1.00 to be paid to the holder thereof.
The holder of the Special Voting Share is not entitled to receive dividends. In the event of the dissolution, liquidation or winding-up
of TIP Inc., whether voluntary or involuntary, the holder of the Special Voting Share is entitled to receive C$1.00 after satisfaction of all liabilities and obligations to creditors of TIP Inc. but before the distribution of the remaining property and assets of TIP Inc. to the holders of Common Shares.
Warrants:
At December 31, 2019, TIP Inc. had 13,402,685 warrants outstanding. Each warrant entitles the holder to purchase one Common Share at an exercise price of C$11.50, subject to normal anti-dilution adjustments. The warrants expire on February 7, 2022.
As of February 7, 2017, the date of consummation of the Arrangement, TIP Inc.’s issued and outstanding warrants were reclassified from equity to liability, as the warrants are written options that are not indexed to Common Shares. The fair value of the warrants is based on the number of warrants and the closing quoted public market prices of the warrants. The offsetting impact is reflected in
Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The warrant liability is recorded in Other current liabilities and accrued expenses in the Consolidated Balance Sheets. The amount of the warrant liability was $0.1 million as of December 31, 2019 and 2018. The warrant liability is marked-to-market
each reporting period with the changes in fair value recorded as a gain or loss in the Consolidated Statements of Operations and Comprehensive
In
come (
Loss
)
. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised or expire.
Dividend Paid:
In 2019, 2018 and 2017, TIP Inc. paid dividends of C$0.02 per Common Share. The dividend paid in
May
2019 was declared on April 2, 2019 and paid to holders of Common Shares of record as of April 16, 2019. The dividend paid in 2018 was declared on April 2, 2018 and paid to common shareholders of record as of April 16, 2018. The dividend paid in 2017 was declared on March 21, 2017 and paid to common shareholders of record as of April 28, 2017. Eligible Canadian holders of Common Shares who participated in the Company’s dividend reinvestment plan had the right to acquire additional Common Shares at 95% of the volume-weighted average price of the Common Shares on the Toronto Stock Exchange for the five trading days immediately preceding the dividend payment date, by reinvesting their cash dividends, net of applicable taxes. As a result of shareholder participation in the dividend reinvestment plan, 72,557, 34,734 and 17,416 Common Shares were issued in 2019, 2018 and 2017, respectively. A total cash dividend of $0.8 million, $0.7 million and $0.5 million was paid to shareholders that did not participate in the dividend reinvestment plan in 2019, 2018 and 2017, respectively, and the cash payment was recorded as financing activities in the Consolidated Statements of Cash Flows for the year ended December 31, 2019, 2018 and 2017, respectively.
Concurrently with the issuance of the TIP Inc. dividend, in accordance with the Trilogy LLC Agreement,
a
dividend in the form of 259,760, 137,256 and 85,663 additional Class C Units w as

issued on equitably equivalent terms to the holders of the Class C Units in 2019, 2018 and 2017, respectively.
Trilogy LLC Capital Structure
The equity interests in Trilogy LLC consist of three classes of units as follows:
Class A Units:
The Class A Units possess all the voting rights under the Trilogy LLC Agreement, but
have
only
nominal economic value and therefore have no rights to participate in the appreciation of the economic value of Trilogy LLC. All of the Class A Units are indirectly held by TIP Inc., through a wholly owned subsidiary, Trilogy International Partners Holdings (US) Inc. (“Trilogy Holdings”). Trilogy Holdings, the managing member of Trilogy LLC, acting through its TIP Inc. appointed directors, has full and complete authority, power and discretion to manage and control the business, affairs and properties of Trilogy LLC, subject to applicable law and restrictions per the Trilogy LLC Agreement. As of December 31, 2019, there were 157,682,319 Class A Units outstanding.
Class B Units:
TIP Inc. indirectly holds the Class B Units through Trilogy Intermediate Holdings. The Class B Units represent TIP Inc.’s indirect economic interest in Trilogy LLC under the Trilogy LLC Agreement and are required at all times to be equal to the number of outstanding Common Shares. As of December 31, 2019 and December 31, 2018, there were 58,451,931 and 57,713,836 Class B Units outstanding, respectively, reflecting an increase of 738,095 and 3,898,205 Class B Units issued during the year ended December 31, 2019 and December 31, 2018, respectively, as a result of Class C Unit redemptions for Common Shares, the issuance of Common Shares for vested RSUs and issuances pursuant to TIP Inc.’s dividend reinvestment plan. The economic interests of the Class B Units are pro rata with the Class C Units.
Class C Units:
The Class C Units are held by persons who were members of Trilogy LLC immediately prior to consummation of the Arrangement. The economic interests of the Class C Units are pro rata with the Class B Units. Holders of Class C Units have the right to require Trilogy LLC to redeem any or all Class C Units held by such holder for either Common Shares or a cash amount equal to the fair market value of such Common Shares, the form of consideration to be determined by Trilogy LLC. As of December 31, 2019, redemptions have been settled primarily
in the form of Common Shares. Class C Units have voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Class C Unit held. As of December 31, 2019 and December 31, 2018, there were 26,381,206 and 26,343,909 Class C Units outstanding respectively, reflecting an increase of 37,298 and a decrease of 3,320,504 Class C Units outstanding in 2019 and 2018, respectively. The increase in 2019 was primarily attributable to the issuance of Class C Units in May 2019 pursuant to a dividend declared and paid to holders of Class C Units, partially offset by redemptions of Class C Units. The decrease in 2018 was primarily due to redemptions of Class C Units
,
partially offset by the issuance of Class C Units in May 2018 pursuant to a dividend declared and paid to holders of Class C Units.
Additionally, there were 96,065 and 144,098 remaining unvested restricted Class C Units as of December 31, 2019 and December 31, 2018, respectively, which were originally granted to an employee on December 31, 2016. These restricted Class C Units vest over a four-year period, with one-fourth
of the award vesting on the day following each anniversary date of the award based on the employee’s continued service. There are no voting rights or right to receive distributions prior to vesting for these unvested Class C Units.
As of December 31, 2018, 8,677,753 Class C Units were
locked-up,
pursuant to
Lock-Up
Agreements, which expired on February 7, 2019. There were no Class C Units subject to lock-up
as of December 31, 2019.